UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Dividend Growth Fund

Investor Class (PRDGX)

This semi-annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Investor Class	$33	0.64%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$23,681,124
Number of Portfolio Holdings	95
Table Summary

Portfolio Turnover Rate	4.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	26.1%
Financials	19.2
Industrials & Business Services	15.1
Health Care	12.9
Consumer Staples	6.6
Consumer Discretionary	6.1
Energy	4.7
Utilities	3.3
Materials	3.0
Other	3.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
Apple	5.4%
Microsoft	3.8
Broadcom	3.7
JPMorgan Chase	3.2
Visa	2.8
KLA	2.6
General Electric	2.4
Chubb	2.1
Bank of America	2.0
Eli Lilly	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F58-053 8/26

Dividend Growth Fund

Investor Class (PRDGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Dividend Growth Fund

Advisor Class (TADGX)

This semi-annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Advisor Class	$45	0.87%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$23,681,124
Number of Portfolio Holdings	95
Table Summary

Portfolio Turnover Rate	4.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	26.1%
Financials	19.2
Industrials & Business Services	15.1
Health Care	12.9
Consumer Staples	6.6
Consumer Discretionary	6.1
Energy	4.7
Utilities	3.3
Materials	3.0
Other	3.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
Apple	5.4%
Microsoft	3.8
Broadcom	3.7
JPMorgan Chase	3.2
Visa	2.8
KLA	2.6
General Electric	2.4
Chubb	2.1
Bank of America	2.0
Eli Lilly	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F258-053 8/26

Dividend Growth Fund

Advisor Class (TADGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Dividend Growth Fund

I Class (PDGIX)

This semi-annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - I Class	$26	0.50%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$23,681,124
Number of Portfolio Holdings	95
Table Summary

Portfolio Turnover Rate	4.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	26.1%
Financials	19.2
Industrials & Business Services	15.1
Health Care	12.9
Consumer Staples	6.6
Consumer Discretionary	6.1
Energy	4.7
Utilities	3.3
Materials	3.0
Other	3.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
Apple	5.4%
Microsoft	3.8
Broadcom	3.7
JPMorgan Chase	3.2
Visa	2.8
KLA	2.6
General Electric	2.4
Chubb	2.1
Bank of America	2.0
Eli Lilly	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F433-053 8/26

Dividend Growth Fund

I Class (PDGIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Dividend Growth Fund

Z Class (TRZDX)

This semi-annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$23,681,124
Number of Portfolio Holdings	95
Table Summary

Portfolio Turnover Rate	4.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	26.1%
Financials	19.2
Industrials & Business Services	15.1
Health Care	12.9
Consumer Staples	6.6
Consumer Discretionary	6.1
Energy	4.7
Utilities	3.3
Materials	3.0
Other	3.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
Apple	5.4%
Microsoft	3.8
Broadcom	3.7
JPMorgan Chase	3.2
Visa	2.8
KLA	2.6
General Electric	2.4
Chubb	2.1
Bank of America	2.0
Eli Lilly	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1406-053 8/26

Dividend Growth Fund

Z Class (TRZDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDGX Dividend Growth Fund
TADGX Dividend Growth Fund–
.
Advisor Class
PDGIX Dividend Growth Fund–
.
I Class
TRZDX Dividend Growth Fund–
.
Z Class

T. ROWE PRICE Dividend Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 81.59 $ 76.86 $ 70.81 $ 64.10 $ 74.07 $ 60.01
Investment
activities
Net investment
income
(1)(2)
0.43 0.77 0.76 0.83 0.72 0.59
Net realized and
unrealized gain/
loss 7.25 10.50 8.87 7.85 (8.25) 14.95
Total from
investment
activities 7.68 11.27 9.63 8.68 (7.53) 15.54
Distributions
Net investment
income (0.42) (0.79) (0.78) (0.82) (0.73) (0.58)
Net realized gain — (5.75) (2.80) (1.15) (1.71) (0.90)
Total distributions (0.42) (6.54) (3.58) (1.97) (2.44) (1.48)
NET ASSET
VALUE
End of period $ 88.85 $ 81.59 $ 76.86 $ 70.81 $ 64.10 $ 74.07

T. ROWE PRICE Dividend Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
9.45% 14.66% 13.50% 13.65% (10.23)% 26.04%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.64%
(4)
0.64% 0.64% 0.64% 0.64% 0.62%
Net expenses
after waivers/
payments by
Price Associates 0.64%
(4)
0.64% 0.64% 0.64% 0.64% 0.62%
Net investment
income 1.04%
(4)
0.95% 0.98% 1.24% 1.08% 0.88%
Portfolio turnover
rate 4.5% 9.7% 10.0% 15.9% 15.5% 12.3%
Net assets, end of
period (in millions) $11,973 $12,189 $12,410 $12,279 $11,086 $14,625
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dividend Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 81.45 $ 76.75 $ 70.72 $ 64.03 $ 73.98 $ 59.95
Investment
activities
Net investment
income
(1)(2)
0.34 0.58 0.56 0.65 0.55 0.40
Net realized and
unrealized gain/
loss 7.23 10.47 8.86 7.84 (8.22) 14.93
Total from
investment
activities 7.57 11.05 9.42 8.49 (7.67) 15.33
Distributions
Net investment
income (0.32) (0.60) (0.59) (0.65) (0.57) (0.40)
Net realized gain — (5.75) (2.80) (1.15) (1.71) (0.90)
Total distributions (0.32) (6.35) (3.39) (1.80) (2.28) (1.30)
NET ASSET
VALUE
End of period $ 88.70 $ 81.45 $ 76.75 $ 70.72 $ 64.03 $ 73.98

T. ROWE PRICE Dividend Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
9.33% 14.38% 13.21% 13.35% (10.45)% 25.68%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.87%
(4)
0.88% 0.89% 0.90% 0.90% 0.89%
Net expenses
after waivers/
payments by
Price Associates 0.87%
(4)
0.88% 0.89% 0.90% 0.90% 0.89%
Net investment
income 0.81%
(4)
0.71% 0.73% 0.98% 0.83% 0.60%
Portfolio turnover
rate 4.5% 9.7% 10.0% 15.9% 15.5% 12.3%
Net assets, end
of period (in
thousands) $299,729 $321,305 $360,873 $355,667 $352,408 $438,861
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dividend Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 81.55 $ 76.82 $ 70.77 $ 64.07 $ 74.05 $ 59.98
Investment
activities
Net investment
income
(1)(2)
0.49 0.89 0.87 0.92 0.83 0.67
Net realized and
unrealized gain/
loss 7.25 10.50 8.87 7.84 (8.26) 14.95
Total from
investment
activities 7.74 11.39 9.74 8.76 (7.43) 15.62
Distributions
Net investment
income (0.48) (0.91) (0.89) (0.91) (0.84) (0.65)
Net realized gain — (5.75) (2.80) (1.15) (1.71) (0.90)
Total distributions (0.48) (6.66) (3.69) (2.06) (2.55) (1.55)
NET ASSET
VALUE
End of period $ 88.81 $ 81.55 $ 76.82 $ 70.77 $ 64.07 $ 74.05

T. ROWE PRICE Dividend Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
9.53% 14.83% 13.65% 13.79% (10.10)% 26.20%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.50%
(4)
0.50% 0.50% 0.51% 0.50% 0.49%
Net expenses
after waivers/
payments by
Price Associates 0.50%
(4)
0.50% 0.50% 0.51% 0.50% 0.49%
Net investment
income 1.17%
(4)
1.09% 1.12% 1.38% 1.26% 1.00%
Portfolio turnover
rate 4.5% 9.7% 10.0% 15.9% 15.5% 12.3%
Net assets, end of
period (in millions) $11,303 $11,321 $10,904 $10,154 $8,671 $6,815
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dividend Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET
VALUE
Beginning of period $ 81.76 $ 76.98 $ 70.88 $ 64.14 $ 74.12 $ 60.84
Investment
activities
Net investment
income
(2)(3)
0.71 1.29 1.26 1.25 1.15 0.86
Net realized and
unrealized gain/
loss 7.26 10.54 8.90 7.87 (8.26) 14.22
Total from
investment
activities 7.97 11.83 10.16 9.12 (7.11) 15.08
Distributions
Net investment
income (0.69) (1.30) (1.26) (1.23) (1.16) (0.90)
Net realized gain — (5.75) (2.80) (1.15) (1.71) (0.90)
Total distributions (0.69) (7.05) (4.06) (2.38) (2.87) (1.80)
NET ASSET
VALUE
End of period $ 89.04 $ 81.76 $ 76.98 $ 70.88 $ 64.14 $ 74.12

T. ROWE PRICE Dividend Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)
9.80% 15.40% 14.23% 14.38% (9.66)% 24.98%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.49%
(5)
0.49% 0.49% 0.50% 0.49% 0.49%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment
income 1.69%
(5)
1.59% 1.62% 1.88% 1.73% 1.46%
(5)
Portfolio turnover
rate 4.5% 9.7% 10.0% 15.9% 15.5% 12.3%
Net assets, end of
period (in millions) $106 $142 $419 $450 $434 $545
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dividend Growth Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.4%
COMMUNICATION SERVICES  0.9%
Wireless Telecommunication Services  0.9%
T-Mobile U.S.  1,246,878 209,139
Total Communication Services 209,139
CONSUMER DISCRETIONARY  6.1%
Hotels, Restaurants & Leisure  3.1%
Hilton Worldwide Holdings  898,871 297,041
Marriott International, Class A  228,349 84,624
McDonald's  836,237 226,043
Yum! Brands  851,552 136,129
743,837
Specialty Retail  2.9%
Home Depot  884,829 312,062
Ross Stores  1,425,845 303,491
Tractor Supply  2,163,909 68,401
683,954
Textiles, Apparel & Luxury Goods  0.1%
NIKE, Class B  844,967 34,686
34,686
Total Consumer Discretionary 1,462,477
CONSUMER STAPLES  6.6%
Beverages  1.4%
Coca-Cola  4,060,862 330,026
330,026
Consumer Staples Distribution & Retail  2.1%
Costco Wholesale  130,574 122,148
Walmart  3,280,616 371,563
493,711
Food Products  0.9%
Mondelez International, Class A  3,556,766 205,723
205,723
Household Products  1.1%
Colgate-Palmolive  2,810,581 257,674
257,674

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco  1.1%
Philip Morris International  1,501,949 271,718
271,718
Total Consumer Staples 1,558,852
ENERGY  4.7%
Energy Equipment & Services  0.7%
SLB  3,422,756 159,124
159,124
Oil, Gas & Consumable Fuels  4.0%
ConocoPhillips  2,442,045 253,875
EOG Resources  1,073,504 139,266
Exxon Mobil  2,787,925 381,165
Williams  2,235,611 166,195
940,501
Total Energy 1,099,625
FINANCIALS  19.2%
Banks  5.6%
Bank of America  8,176,945 465,922
Huntington Bancshares  4,501,200 79,806
JPMorgan Chase  2,273,291 744,117
Wells Fargo  390,790 32,295
1,322,140
Capital Markets  4.5%
Charles Schwab  2,856,598 263,578
CME Group  349,219 77,118
Goldman Sachs Group  152,511 154,245
KKR  686,758 63,031
Morgan Stanley  1,818,128 380,062
S&P Global  285,821 116,403
1,054,437
Consumer Finance  1.5%
American Express  1,027,865 347,675
347,675
Financial Services  2.8%
Visa, Class A  1,920,865 659,030
659,030
Insurance  4.8%
Aon, Class A  104,856 34,780
Chubb  1,424,226 485,291
Hartford Insurance Group  921,111 122,066

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Marsh & McLennan  1,683,090 280,520
Progressive  1,008,920 220,398
1,143,055
Total Financials 4,526,337
HEALTH CARE  12.9%
Biotechnology  2.4%
AbbVie  1,345,512 338,585
Gilead Sciences  1,901,316 240,212
578,797
Health Care Equipment & Supplies  1.0%
Stryker  738,271 232,437
232,437
Health Care Providers & Services  4.0%
Elevance Health  147,314 56,971
McKesson  330,637 249,829
Quest Diagnostics  1,109,242 235,104
UnitedHealth Group  993,816 413,060
954,964
Life Sciences Tools & Services  1.7%
Danaher  705,045 134,297
Thermo Fisher Scientific  516,230 258,817
393,114
Pharmaceuticals  3.8%
AstraZeneca  1,485,197 281,623
Eli Lilly  381,849 458,001
Johnson & Johnson  589,300 149,665
889,289
Total Health Care 3,048,601
INDUSTRIALS & BUSINESS SERVICES  15.1%
Aerospace & Defense  4.8%
General Electric  1,501,918 561,312
Honeywell Aerospace  269,113 59,495
Howmet Aerospace  1,097,147 294,979
Northrop Grumman  421,914 214,885
1,130,671
Building Products  0.8%
Trane Technologies  389,031 191,076
191,076

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  1.0%
Waste Connections  1,376,760 229,492
229,492
Electrical Equipment  1.9%
Emerson Electric  573,200 82,054
GE Vernova 93,259 109,566
Rockwell Automation  126,516 62,636
Schneider Electric (EUR)  602,900 197,284
451,540
Ground Transportation  2.6%
CSX  4,225,681 200,847
Old Dominion Freight Line  710,967 153,995
Union Pacific  953,521 259,358
614,200
Industrial Conglomerates  0.3%
Honeywell International  269,113 60,254
60,254
Machinery  2.6%
Caterpillar  289,668 308,467
Deere  502,145 318,526
626,993
Professional Services  0.6%
Automatic Data Processing  348,287 77,999
Broadridge Financial Solutions  517,496 70,871
148,870
Trading Companies & Distributors  0.5%
W.W. Grainger  89,299 121,482
121,482
Total Industrials & Business Services 3,574,578
INFORMATION TECHNOLOGY  26.1%
Communications Equipment  1.5%
Cisco Systems  3,109,063 365,191
365,191
Electronic Equipment, Instruments & Components  2.1%
Amphenol, Class A  1,688,253 297,673
TE Connectivity  1,045,194 210,721
508,394
Semiconductors & Semiconductor Equipment  12.9%
Analog Devices  960,155 381,345

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Applied Materials  507,121 366,649
Broadcom  2,308,660 872,096
KLA  2,061,017 621,830
NVIDIA  481,600 96,363
QUALCOMM  694,660 128,366
Skyworks Solutions  713,571 48,380
Taiwan Semiconductor Manufacturing, ADR  627,922 299,877
Texas Instruments  836,747 249,409
3,064,315
Software  4.2%
Microsoft  2,426,317 905,065
Roper Technologies  164,088 55,525
Salesforce  191,950 30,071
990,661
Technology Hardware, Storage & Peripherals  5.4%
Apple  4,416,550 1,277,973
1,277,973
Total Information Technology 6,206,534
MATERIALS  3.0%
Chemicals  2.4%
Linde  666,835 346,047
Sherwin-Williams  647,669 223,006
569,053
Construction Materials  0.2%
Martin Marietta Materials  102,533 59,131
59,131
Containers & Packaging  0.4%
Avery Dennison  582,199 94,520
94,520
Total Materials 722,704
REAL ESTATE  1.5%
Residential Real Estate Investment Trusts  1.0%
Equity Residential, REIT  3,387,427 230,108
230,108
Specialized Real Estate Investment Trusts  0.5%
American Tower, REIT  664,721 108,728
108,728
Total Real Estate 338,836

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  3.3%
Electric Utilities  1.2%
NextEra Energy  2,132,562 187,175
Southern  1,022,640 97,877
285,052
Gas Utilities  0.8%
Atmos Energy  1,167,242 201,081
201,081
Multi-Utilities  1.3%
Ameren  2,697,348 304,908
304,908
Total Utilities 791,041
Total Common Stocks (Cost $9,715,791) 23,538,724
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 3.69% (1)(2) 136,816,131 136,816
Total Short-Term Investments (Cost $136,816) 136,816
Total Investments in Securities
100.0% of Net Assets
(Cost $9,852,607) $ 23,675,540
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Seven-day yield
(2) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 2,172++
Totals $ —# $ — $ 2,172+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 201,235  ¤  ¤ $ 136,816
Total $ 136,816^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $2,172 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $136,816.

T. ROWE PRICE Dividend Growth Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $9,852,607) $ 23,675,540
Dividends receivable 18,208
Receivable for investment securities sold 16,500
Receivable for shares sold 10,669
Foreign currency (cost $294) 285
Other assets 2,237
Total assets 23,723,439
Liabilities
Payable for shares redeemed 20,670
Payable for investment securities purchased 9,429
Investment management fees payable 9,373
Due to affiliates 306
Payable to directors 13
Other liabilities 2,524
Total liabilities 42,315
NET ASSETS $ 23,681,124
Net Assets Consist of:
Total distributable earnings (loss) $ 15,863,250
Paid-in capital applicable to 266,590,485 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,817,874
NET ASSETS $ 23,681,124
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $11,972,779; Shares outstanding:
134,747,350) $ 88.85
Advisor Class
(Net assets: $299,729; Shares outstanding: 3,379,032) $ 88.70
I Class
(Net assets: $11,302,554; Shares outstanding:
127,272,946) $ 88.81
Z Class
(Net assets: $106,062; Shares outstanding: 1,191,157) $ 89.04

T. ROWE PRICE Dividend Growth Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $400) $ 196,161
Securities lending 7
Other 5
Total income 196,173
Expenses
Investment management 56,495
Shareholder servicing
Investor Class $ 9,059
Advisor Class 218
I Class 696 9,973
Rule 12b-1 fees
Advisor Class 355
Prospectus and shareholder reports
Investor Class 176
Advisor Class 4
I Class 138 318
Custody and accounting 290
Registration 97
Legal and audit 44
Directors 32
Miscellaneous 29
Waived / paid by Price Associates (273)
Total expenses 67,360
Net investment income 128,813

T. ROWE PRICE Dividend Growth Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,630,222
Foreign currency transactions 41
Net realized gain 1,630,263
Change in net unrealized gain / loss
Securities 382,421
Other assets and liabilities denominated in foreign currencies (115)
Change in net unrealized gain / loss 382,306
Net realized and unrealized gain / loss 2,012,569
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,141,382

T. ROWE PRICE Dividend Growth Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 128,813 $ 244,143
Net realized gain 1,630,263 1,917,226
Change in net unrealized gain / loss 382,306 1,146,707
Increase in net assets from operations 2,141,382 3,308,076
Distributions to shareholders
Net earnings
Investor Class (58,236) (933,256)
Advisor Class (1,123) (23,906)
I Class (62,566) (879,006)
Z Class (845) (11,737)
Decrease in net assets from distributions (122,770) (1,847,905)
Capital share transactions
*
Shares sold
Investor Class 647,589 1,318,148
Advisor Class 17,010 49,148
I Class 592,841 1,318,325
Distributions reinvested
Investor Class 54,023 866,264
Advisor Class 1,028 22,083
I Class 58,192 823,551
Z Class 845 11,737
Shares redeemed
Investor Class (1,945,793) (3,158,485)
Advisor Class (65,649) (132,813)
I Class (1,624,435) (2,391,563)
Z Class (46,496) (306,948)
Decrease in net assets from capital share
transactions (2,310,845) (1,580,553)

T. ROWE PRICE Dividend Growth Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Decrease during period (292,233) (120,382)
Beginning of period 23,973,357 24,093,739
End of period $ 23,681,124 $ 23,973,357
*Share information (000s)
Shares sold
Investor Class 7,658 16,294
Advisor Class 201 611
I Class 7,004 16,243
Distributions reinvested
Investor Class 651 10,537
Advisor Class 12 269
I Class 701 10,024
Z Class 10 142
Shares redeemed
Investor Class (22,949) (38,902)
Advisor Class (779) (1,637)
I Class (19,258) (29,375)
Z Class (552) (3,851)
Decrease in shares outstanding (27,301) (19,645)

T. ROWE PRICE Dividend Growth Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Dividend Growth
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund has four classes of shares: the Dividend Growth Fund, Inc. (Investor Class), the Dividend Growth Fund–Advisor Class (Advisor Class), the Dividend Growth
Fund–I Class (I Class) and the Dividend Growth Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on

T. ROWE PRICE Dividend Growth Fund

the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Dividend Growth Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Dividend Growth Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Dividend Growth Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,341,440 $ 197,284 $ — $ 23,538,724
Short-Term Investments 136,816 — — 136,816
Total $ 23,478,256 $ 197,284 $ — $ 23,675,540

T. ROWE PRICE Dividend Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,068,760,000 and
$3,320,560,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance

T. ROWE PRICE Dividend Growth Fund

with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $9,866,889,000. Net unrealized gain aggregated $13,808,912,000 at period-end, of which $13,914,457,000 related to appreciated investments and $105,545,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored

T. ROWE PRICE Dividend Growth Fund

by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%. Effective May 1, 2025, Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.17% is applied to the fund’s average daily net assets that are equal to or greater than $25.0 billion.
Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at

T. ROWE PRICE Dividend Growth Fund

the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated in the table below. At June 30, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $2,208,000 for T. Rowe Price Services, Inc.;
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 1.09% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(273)

T. ROWE PRICE Dividend Growth Fund

and $160,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management

T. ROWE PRICE Dividend Growth Fund

Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Dividend Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Dividend Growth Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2025, the fund lagged its benchmark for most performance periods and, where applicable, the fund’s total returns ranked in the 4
th
quartile for most periods when compared to performance peer
groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers (as applicable) during the applicable periods, the primary reasons for such results, and, if applicable, efforts being undertaken to improve performance. The Board considered the Adviser’s responses and, if applicable, its efforts and plans to improve the fund’s investment performance and noted that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Dividend Growth Fund

brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Dividend Growth Fund

subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group)
and first quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group) and second quintile (Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Dividend Growth Fund

The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Dividend Growth Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F58-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026